Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Account Value [Line Items]
Account Value	$ 16,145	$ 16,253	$ 16,123	$ 16,059	$ 15,260	$ 15,328	$ 14,599	$ 14,210	$ 14,886	$ 15,051	$ 14,695	$ 14,433	$ 14,150	$ 13,868	$ 13,881	$ 13,653	$ 13,385	$ 13,416	$ 12,859	$ 13,206	$ 12,774	$ 13,240	$ 13,006	$ 12,480	$ 12,214	$ 13,143	$ 12,962	$ 12,822	$ 11,992	$ 11,637	$ 11,223	$ 9,883	$ 9,849	$ 9,831	$ 10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value	9,329	9,116	9,030	8,880	9,110	9,026	9,156	9,181	8,843	8,459	8,595	8,819	8,876	8,882	8,914	9,012	8,958	8,736	8,968	8,700	8,739	8,429	8,540	8,926	9,185	8,966	9,109	9,051	9,408	9,677	9,786	10,001	10,027	9,997	10,000
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index
Account Value [Line Items]
Account Value	10,904	11,222	11,370	11,578	11,230	11,314	11,088	11,093	11,530	12,057	11,835	11,470	11,392	11,331	11,193	11,040	11,141	11,571	11,206	11,570	11,452	11,874	11,713	11,148	10,737	11,066	10,988	11,070	10,621	10,214	10,179	9,947	9,917	10,028	10,000
FolioBeyond Alternative Income and Interest Rate Hedge ETF (MKT)
Account Value [Line Items]
Account Value	$ 16,172	$ 16,204	$ 16,130	$ 16,011	$ 15,202	$ 15,314	$ 14,751	$ 14,162	$ 14,847	$ 15,157	$ 14,711	$ 14,473	$ 14,146	$ 13,979	$ 13,990	$ 13,579	$ 13,291	$ 13,490	$ 12,715	$ 13,230	$ 12,735	$ 13,233	$ 12,958	$ 12,472	$ 12,415	$ 13,125	$ 12,955	$ 12,962	$ 12,033	$ 11,695	$ 11,374	$ 10,024	$ 10,056	$ 9,877	$ 10,000